Offerings - Offering: 1 shares in Thousands	Jun. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	750
Proposed Maximum Offering Price per Unit	6.28
Maximum Aggregate Offering Price	$ 4,710,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 650.46
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers any additional shares of Inogen, Inc.’s (the “Registrant”) common stock, par value $0.001 per share (“Common Stock”), that may become issuable under the Inogen, Inc. Amended and Restated 2023 Equity Incentive Plan (the “2023 Plan”) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or other similar transaction.

(2)	Represents an increase of 750,000 shares of Common Stock available for grant under the 2023 Plan.

(3)

Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $6.28, which is the average of the high and low prices of shares of Common Stock on The Nasdaq Global Select Market on June 8, 2026 (such date being within five business days of the date on which this Registration Statement was filed with the U.S. Securities and Exchange Commission).

(4)	The Registrant does not have any fee offsets.